Note 4 - Investment Securities (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Investments, Debt and Equity Securities [Abstract]
Available-for-sale Securities [Table Text Block]
September 30, 2013:	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Available for sale
U. S. Treasury securities and obligations of U.S. Government sponsored corporations (“GSE”) and agencies	$22,382,475	$33,857	$(789,667)	$21,626,665
Residential collateralized mortgage obligations - GSE	4,031,094	165,347	-	4,196,441
Residential collateralized mortgage obligations - non-GSE	3,001,533	70,080	(18,950)	3,052,663
Residential mortgage backed securities - GSE	32,795,415	1,002,198	(458,845)	33,338,768
Obligations of State and Political subdivisions	22,231,752	174,056	(2,660,209)	19,745,599
Trust preferred debt securities - single issuer	2,468,135	-	(429,935)	2,038,200
Corporate Debt Securities	16,267,927	280,241	(27,393)	16,520,775
Restricted stock	1,013,100	-	-	1,013,100
Mutual fund	25,000	-	-	25,000
	$104,216,431	$1,725,779	$(4,384,999)	$101,557,211
December 31, 2012:	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Available for sale
U. S. Treasury securities and obligations of U.S. Government sponsored corporations (“GSE”) and agencies	$29,384,595	$137,847	$(26,907)	$29,495,535
Residential collateralized mortgage obligations - GSE	6,349,310	283,355	-	6,632,665
Residential collateralized mortgage obligations - non-GSE	3,811,933	119,323	(7,074)	3,924,182
Residential mortgage backed securities - GSE	24,912,948	1,576,387	-	26,489,335
Obligations of State and Political subdivisions	20,793,222	375,416	(486,337)	20,682,301
Trust preferred debt securities - single issuer	2,466,009	-	(467,643)	1,998,366
Corporate Debt Securities	17,797,681	325,731	(23,131)	18,100,281
Restricted stock	2,493,300	-	-	2,493,300
Mutual fund	25,000	-	-	25,000
	$108,033,998	$2,818,059	$(1,011,092)	$109,840,965

2012	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value

Available for sale-

U. S. Treasury securities and obligations of U.S. Government Sponsored corporations (“GSE”) and agencies	$29,384,595	$137,847	$(26,907)	$29,495,535
Residential collateralized mortgage obligations- GSE	6,349,310	283,355	0	6,632,665
Residential collateralized mortgage obligations- non GSE	3,811,933	119,323	(7,074)	3,924,182
Residential mortgage backed securities – GSE	24,912,948	1,576,387	0	26,489,335
Obligations of State and Political subdivisions	20,793,222	375,416	(486,337)	20,682,301

Trust preferred debt securities – single issuer	2,466,009	0	(467,643)	1,998,366
Corporate debt securities	17,797,681	325,731	(23,131)	18,100,281
Restricted Stock	2,493,300	0	0	2,493,300
Mutual fund	25,000	0	0	25,000
	$108,033,998	$2,818,059	$(1,011,092)	$109,840,965
2011	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value

Available for sale-

U. S. Treasury securities and obligations of U.S. Government sponsored corporations (“GSE”) and agencies	$19,400,856	$71,833	$0	$19,472,689
Residential collateralized mortgage obligations - GSE	13,421,544	476,589	0	13,898,133
Residential collateralized mortgage obligations – non- GSE	4,177,115	143,480	(20,151)	4,300,444
Residential mortgage backed securities – GSE	40,655,157	2,032,059	(7)	42,687,209
Obligations of State and
Political subdivisions	5,366,145	339,747	(5,378)	5,700,514
Trust preferred debt securities – single issuer	2,463,296	0	(712,055)	1,751,241
Corporate debt securities	1,443,762	0	(7,818)	1,435,944
Restricted Stock	4,412,600	0	0	4,412,600
Mutual Fund	25,000	0	0	25,000

	$91,365,475	$3,063,708	$(745,409)	$93,683,774

Held-to-maturity Securities [Table Text Block]
September 30, 2013:	Amortized Cost	Other-Than- Temporary Impairment Recognized In Accumulated Other Comprehensive Income	Carrying Value	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Held to maturity
U. S. Treasury securities obligations of U.S. and Government sponsored corporations (“GSE”) and agencies	$1,537,229	$-	$1,537,229	$14,416	$-	$1,551,645
Residential collateralized Mortgage obligations - GSE	15,701,290	-	15,701,290	578,336	-	16,279,626
Residential collateralized Mortgage obligations - non-GSE	11,234,867	-	11,234,867	329,988	(1,637)	11,563,218
Residential mortgage backed securities - GSE	67,487,280	-	67,487,280	869,664	(268,803)	68,088,141
Obligations of State and political subdivisions	50,960,864	-	50,960,864	1,405,225	(1,327,248)	51,038,841
Trust preferred debt securities - pooled	656,662	(500,944)	155,718	-	(8,311)	147,407
Corporate debt securities	3,495,674	-	3,495,674	21,729	-	3,517,403
	$151,073,866	$(500,944)	$150,572,922	$3,219,358	$(1,605,999)	$152,186,281
December 31, 2012:	Amortized Cost	Other-Than- Temporary Impairment Recognized In Accumulated Other Comprehensive Income	Carrying Value	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Held to maturity
Obligations of U.S. Government sponsored corporations (“GSE”) and agencies	$3,073,957	$-	$3,073,957	$33,213	$-	$3,107,170
Residential collateralized mortgage obligations - GSE	19,660,625	-	19,660,625	1,021,556	-	20,682,181
Residential collateralized mortgage obligations- non-GSE	13,387,974	-	13,387,974	796,892	(289)	14,184,577
Residential mortgage backed securities - GSE	19,950,190	-	19,950,190	849,040	(944)	20,798,286
Obligations of State and Political subdivisions	42,815,706	-	42,815,706	3,039,935	-	45,855,641
Trust preferred debt securities - pooled	656,662	(500,944)	155,718	-	(9,638)	146,080
Corporate debt securities	16,983,730	-	16,983,730	84,443	(2,745)	17,065,428
	$116,528,844	$(500,944)	$116,027,900	$5,825,079	$(13,616)	$121,839,363

	Amortized Cost	Other-Than- Temporary Impairment Recognized In Accumulated Other Comprehensive Loss	Carrying Value	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Held to maturity-

Obligations of U.S. Government sponsored corporations (“GSE”)	$3,073,957	$0	$3,073,957	$33,213	$0	$3,107,170
Residential collateralized mortgage obligations – GSE	19,660,625	0	19,660,625	1,021,556	0	20,682,181
Residential collateralized mortgage obligations-non-GSE	13,387,974	0	13,387,974	796,892	(289)	14,184,577
Residential mortgage backed securities – GSE	19,950,190	0	19,950,190	849,040	(944)	20,798,286
Obligations of State and Political subdivisions	42,815,706		42,815,706	3,039,935	0	45,855,641

Trust preferred debt securities – pooled	656,662	(500,944)	155,718	0	(9,638)	146,080
Corporate debt securities	16,983,730	0	16,983,730	84,443	(2,745)	17,065,428

	$116,528,844	$(500,944)	$116,027,900	$5,825,079	$(13,616)	$121,839,363
	Amortized Cost	Other-Than- Temporary Impairment Recognized In Accumulated Other Comprehensive Loss	Carrying Value	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Held to maturity-

Obligations of U.S. Government sponsored corporations (“GSE”) and	$11,118,649	$0	$11,118,649	$59,571	$0	$11,178,220
Residential collateralized mortgage obligations – GSE	24,705,415	0	24,705,415	1,007,737	0	25,713,152
Residential collateralized mortgage obligations-non GSE	14,386,327	0	14,386,327	704,792	0	15,091,119
Residential mortgage backed securities – GSE	20,260,354	0	20,260,354	801,882	0	21,062,236
Obligations of State and Political subdivisions	46,820,985	0	46,820,985	2,848,587	(2,507)	49,667,065
Trust preferred debt securities - pooled	646,574	(500,944)	145,630	0	(142,122)	3,508
Corporate debt securities	25,037,063	0	25,037,063	85,701	(216,784)	24,905,980

	$142,975,367	$(500,944)	$142,474,423	$5,508,270	$(361,413)	$147,621,280

Investments Classified by Contractual Maturity Date [Table Text Block]
September 30, 2013:	Amortized Cost	Fair Value
Available for sale
Due in one year or less
U.S. Treasury securities and obligations of U.S. Government sponsored corporations (“GSE”) and agencies	$4,998,329	$5,004,300
Residential mortgage backed securities - GSE	19,397	20,034
Obligations of State and Political subdivisions	110,000	110,343
Corporate Debt Securities	510,694	512,930
Restricted Stock	1,013,100	1,013,100
Mutual Fund	25,000	25,000
	$6,676,520	$6,685,707
Due after one year through five years
U.S. Treasury securities and obligations of US Government sponsored corporations (“GSE”) and agencies	$6,517,816	$6,520,515
Residential mortgage backed securities - GSE	4,431,874	4,370,765
Obligations of State and Political subdivisions	374,281	375,833
Corporate Debt Securities	14,671,579	14,942,705
	$25,995,550	$26,209,818
Due after five years through ten years
U.S. Treasury securities and obligations of U.S. Government sponsored corporations (“GSE”) and agencies	$10,866,330	$10,101,850
Residential collateralized mortgage obligations - GSE	134,797	144,639
Residential mortgage backed securities - GSE	11,172,951	11,152,731
Obligations of State and Political Subdivisions	3,167,509	3,227,127
Corporate Debt Securities	-	-
	$25,341,587	$24,626,347
Due after ten years
Residential collateralized mortgage obligations - GSE	3,896,296	4,051,802
Residential collateralized mortgage obligations – non-GSE	3,001,534	3,052,663
Residential mortgage backed securities - GSE	17,171,193	17,795,238
Obligations of State and Political subdivisions	18,579,962	16,032,296
Trust Preferred Debt Securities - single issuer	2,468,135	2,038,200
Corporate Debt Securities	1,085,654	1,065,140
	$46,202,774	$44,035,339
Total	$104,216,431	$101,557,211
September 30, 2013:
Held to maturity
Due in one year or less
U.S. Treasury securities and obligations of US Government sponsored corporations (“GSE”) and agencies	$1,537,229	$1,551,645
Obligations of State and Political subdivisions	1,261,544	1,273,221
Corporate Debt Securities	3,495,674	3,517,403
	$6,294,447	$6,342,269

Due after one year through five years
U.S. Treasury securities and obligations of US Government sponsored corporations (“GSE”) and agencies	$-	$-
Obligations of State and Political subdivisions	8,937,728	9,243,927
Corporate Debt Securities	-	-
	$8,937,728	$9,243,927

Due after five years through ten years
Residential collateralized mortgage obligations - GSE	85,440	86,388
Residential collateralized mortgage obligations - non-GSE	954,327	952,869
Residential mortgage backed securities - GSE	21,772,966	21,945,961
Obligations of State and Political subdivisions	20,751,372	21,459,490
	$43,564,105	$44,444,708
Due after ten years
Residential collateralized mortgage obligations - GSE	$15,615,850	$16,193,239
Residential collateralized mortgage obligations - non-GSE	10,280,540	10,610,348
Residential mortgage backed securities - GSE	45,714,314	46,142,180
Obligations of State and Political subdivisions	20,010,221	19,062,203
Trust Preferred Debt Securities - pooled	656,662	147,407
	$92,277,587	$92,155,377
Total	$151,073,866	$152,186,281

	Amortized Cost	Fair Value
Available for sale-
Due in one year or less
U.S. Treasury securities and obligations of US Government sponsored corporations (“GSE”) and agencies	$7,014,714	$7,035,000
Residential mortgage backed securities-GSE	65,816	68,944
Corporate debt securities	1,414,280	1,425,259
Restricted stock	2,493,300	2,493,300
Mutual fund	25,000	25,000
	$11,013,110	$11,047,503

Due after one year through five years
U.S. Treasury securities and obligations of US Government sponsored corporations (“GSE”) and agencies	$9,955,805	$10,057,800
Residential mortgage backed securities-GSE	269,875	289,069
Obligations of State and Political subdivisions	483,938	486,312
Corporate debt securities	15,296,993	15,595,542
	$26,006,611	$26,428,723

Due after five years through ten years
U.S. Treasury securities and obligations of US Government sponsored corporations (“GSE”) and agencies	$12,414,076	$12,402,735
Residential collateralized mortgage bligations-GSE	80,751	84,935
Residential mortgage backed securities-GSE	3,015,167	3,276,792
Obligations of State and Political subdivisions	2,701,112	2,963,440
	$18,211,106	$18,727,902

Due after ten years
Residential collateralized mortgage bligations-GSE	$6,268,559	$6,547,730
Residential collateralized mortgage bligations-non GSE	3,811,933	3,924,182
Residential mortgage backed securities-GSE	21,562,090	22,854,530
Obligations of State and Political subdivisions	17,608,172	17,232,549
Corporate debt securities	1,086,408	1,079,480
Trust preferred debt securities	2,466,009	1,998,366
	$52,803,171	$53,636,837

Total	$108,033,998	$109,840,965
Held to maturity-
Due in one year or less
Obligations of US Government sponsored orporations (“GSE”) and agencies	$1,500,345	$1,508,940
Obligations of State and Political subdivisions	2,865,631	2,894,143
Corporate debt securities	15,962,320	16,019,453
	$20,328,296	$20,422,536

Due after one year through five years
Obligations of US Government sponsored orporations (“GSE”) and agencies	$1,573,612	$1,598,230
Obligations of State and Political subdivisions	6,212,316	6,475,283
Corporate debt securities	1,021,410	1,045,975
	$8,807,338	$9,119,488

Due after five years through ten years
Residential collateralized mortgage bligations-GSE	$333,839	$340,078
Residential mortgage backed securities-GSE	3,359,153	3,494,362
Obligations of State and Political subdivisions	22,691,687	24,318,500
	$26,384,679	$28,152,940

Due after ten years
Residential collateralized mortgage bligations-GSE	$19,326,786	$20,342,103
Residential collateralized mortgage bligations-non GSE	13,387,974	14,184,577
Residential mortgage backed securities-GSE	16,591,037	17,303,924
Obligations of State and Political subdivisions	11,046,072	12,167,715
Trust preferred debt securities	656,662	146,080
	$61,008,531	$64,144,399

Total	$116,528,844	$121,839,363

Investment Securities Continuous Unrealized Loss Position Fair Value [Table Text Block]
		Less than 12 months		12 months or longer		Total
September 30, 2013	Number of Securities	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses

U.S. Treasury securities and obligations of U.S. Government sponsored corporations and agencies	3	$11,627,065	$(789,667)	$-	$-	$11,627,065	$(789,667)

Residential collateralized mortgage obligations – non-GSE	3	952,689	(1,637)	1,094,497	(18,950)	2,047,186	(20,587)

Residential mortgage backed securities - GSE	28	30,747,798	(727,648)	-	-	30,747,798	(727,648)

Obligations of State and Political Subdivisions	77	24,976,580	(3,987,457)	-	-	24,976,580	(3,987,457)

Trust preferred debt securities – single issuer	4	-	-	2,038,200	(429,935)	2,038,200	(429,935)

Trust preferred debt securities – pooled	1	-	-	147,407	(509,255)	147,407	(509,255)

Corporate Debt Securities	3	2,823,855	(27,393)	-	-	2,823,855	(27,393)

Total temporarily impaired securities	119	$71,127,987	$(5,533,802)	$3,280,104	$(958,140)	$74,408,091	$(6,491,942)
		Less than 12 months		12 months or longer		Total
December 31, 2012	Number of Securities	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses

U.S. Treasury securities and obligations of U.S. Government sponsored corporations (GSE) and agencies	1	$9,842,200	$(26,907)	$-	$-	$9,842,200	$(26,907)

Residential collateralized mortgageobligations – non-GSE	3	1,960,237	(4,516)	156,505	(2,847)	2,116,742	(7,363)

Residential mortgage backed securities GSE	2	3,989,675	(944)	-	-	3,989,675	(944)

Obligations of State and Political Subdivisions	37	12,794,007	(486,337)	-	-	12,794,007	(486,337)

Trust preferred debt securities – Single issuer	4	-	-	1,998,366	(467,643)	1,998,366	(467,643)

Trust preferred debt securities – Pooled	1	-	-	146,080	(510,582)	146,080	(510,582)

Corporate debt securities	5	3,176,328	(25,876)	-	-	3,176,328	(25,876)

Total temporarily impaired securities	53	$31,762,447	$(544,580)	$2,300,951	$(981,072)	$34,063,398	$(1,525,652)

2012		Less than 12 months		12 months or longer		Total
	Number of Securities	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses

U.S. Government sponsored corporations and agencies	1	$9,842,200	$(26,907)	$0	$0	$9,842,200	$(26,907)

Residential collateralized mortgage obligations-non-GSE	3	1,960,237	(4,516)	156,505	(2,847)	2,116,742	(7,363)

Residential mortgage backed securities GSE	2	3,989,675	(944)	0	0	3,989,675	(944)

Obligations of State and Political subdivisions	37	12,794,007	(486,337)	0	0	12,794,007	(486,337)

Trust preferred debt securities – Single issuer	4	0	0	1,998,366	(467,643)	1,998,366	(467,643)

Trust preferred debt securities – pooled	1	0	0	146,080	(510,582)	146,080	(510,582)

Corporate debt securities	5	3,176,328	(25,876)	0	0	3,176,328	(25,876)

Total temporarily impaired securities	53	$31,762,447	$(544,580)	$2,300,951	$(981,072)	$34,063,398	$(1,525,652)
2011		Less than 12 months		12 months or longer		Total
	Number of Securities	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses

Residential collateralized mortgage obligations - Non-GSE	1	$0	$0	$251,723	$(20,151)	$251,723	$(20,151)

Residential mortgage backed securities GSE	1	5,280	(7)	0	0	5,280	(7)

Obligations of State and Political subdivisions	3	1,049,362	(7,885)	0	0	1,049,362	(7,885)

Trust preferred debt securities – single issue	4	0	0	1,751,241	(712,055)	1,751,241	(712,055)

Trust preferred debt securities – pooled	1	0	0	3,508	(643,066)	3,508	(643,066)

Corporate debt securities	25	13,668,246	(211,075)	666,956	(13,527)	14,335,202	(224,602)

Total temporarily impaired securities	35	$14,722,888	$(218,967)	$2,673,428	$(1,388,799)	$17,396,316	$(1,607,766)

Schedule of Unrealized Loss on Investments [Table Text Block]
										Excess Subordination (2)
Security	Class	Amortized Cost	Fair Value	Unrealized (Loss) and OTTI	Percent of Underlying Collateral Performing	Percent of Underlying Collateral In Deferral (1)	Percent of Underlying Collateral In Default (1)	Expected Deferrals and Defaults as a % of Remaining Performing Collateral	Moody's S&P / Ratings	Amount	% of Current Performing Collateral
PreTSL XXV	B-1	$656,662	$147,407	$(509,255)	66.5%	10.9%	22.6%	14.0%	C/ NR	$108,000	21.0%

Other than Temporary Impairment, Credit Losses Recognized in Earnings [Table Text Block]
(in thousands)	Nine Months Ended September 30, 2013	Nine Months Ended September 30, 2012
Balance at beginning of period	$364	$364
Change during the period	-	-
Balance at end of period	$364	$364

Schedule Of Information Related To Pretsl Security [Table Text Block]
										Excess Subordination (2)
Security	Class	Amortized Cost	Fair Value	Unrealized (Loss)	Percent of Underlying Collateral Performing	Percent of Underlying Collateral In Deferral (1)	Percent of Underlying Collateral In Default (1)	Expected Deferrals and Defaults as a % of Remaining Performing Collateral	Moody's / S&P Ratings	Amount	% of Current Performing Collateral

PreTSL XXV	B-1	$656,662	$146,080	$(510,582)	65.7%	15.6%	18.7%	14.1%	C/NR	$102,500,000	20.0%